INTEREST IN JOINT VENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Cost of investment in joint ventures	$ 11,534	$ 77,974
Share of post-acquisition loss, net of dividends received	(11,305)	(25,416)
Reclassification to assets classified as held for sale	(63)	(83)
Carrying amount	$ 166	$ 52,475